UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2552

Waddell & Reed Advisors Funds, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas           66202
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(Address of principal executive offices)                  (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas  66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE INVESTMENTS OF BOND FUND

December 31, 2004

WARRANT - 0.00%	Shares	Value

Petroleum - Domestic
Chesapeake Energy Corporation, Warrants*	1,324	$5,191
(Cost: $0)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Banks - 4.44%
AmSouth Bancorporation,
6.75%, 11-1-25	$7,500	8,379,412
Capital One Bank,
4.25%, 12-1-08	3,750	3,777,266
First Union Corporation,
6.824%, 8-1-26	8,500	10,521,495
ING Groep N.V.,
5.5%, 5-11-05 (A)	EUR 4,000	5,471,621
SouthTrust Bank, National Association,
6.125%, 1-9-28	$2,400	2,622,334
		30,772,128

Beverages - 0.31%
Coca-Cola Enterprises Inc.,
7.0%, 10-1-26	1,825	2,157,077

Broadcasting - 0.92%
British Sky Broadcasting Group plc,
8.2%, 7-15-09	4,750	5,490,582
TCA Cable TV, Inc.,
6.53%, 2-1-28	850	911,569
		6,402,151

Business Equipment and Services - 1.53%
Allied Waste North America, Inc.,
7.625%, 1-1-06	4,250	4,377,500
Hertz Corp,
7.4%, 3-1-11	1,000	1,087,470
Postal Square Limited Partnership,
6.5%, 6-15-22	1,484	1,634,304
Quebecor World Capital Corporation,
4.875%, 11-15-08	3,500	3,532,641
		10,631,915

Chemicals - Petroleum and Inorganic - 0.71%
NOVA Chemicals Corporation,
7.0%, 5-15-06	4,750	4,945,938

Chemicals - Specialty - 0.79%
FMC Corporation,
10.25%, 11-1-09	4,750	5,450,625

Coal - 0.47%
Peabody Energy Corporation,
6.875%, 3-15-13	3,000	3,247,500

Communications Equipment - 0.03%
Norse CBO, Ltd. and Norse CBO, Inc.,
6.515%, 8-13-10 (B)	219	220,953

Computers - Main and Mini - 0.35%
Unisys Corporation:
8.125%, 6-1-06	1,750	1,841,875
7.875%, 4-1-08	550	563,750
		2,405,625

Computers - Micro - 0.08%
Dell Computer Corporation,
6.55%, 4-15-08	500	542,444

Construction Materials - 0.07%
American Standard Inc.,
7.375%, 4-15-05	480	485,809

Finance Companies - 21.93%
ABN AMRO Mortgage Corporation,
5.5%, 1-25-34	8,139	8,297,114
Ameritech Capital Funding Corporation,
5.95%, 1-15-38	3,000	3,002,886
Asset Securitization Corporation,
7.49%, 4-14-29	5,694	6,101,470
Associates Corporation of North America,
6.25%, 11-1-08	4,250	4,606,983
Bear Stearns Commercial Mortgage Securities Inc.,
7.32%, 10-15-32	8,400	9,585,796
Chase Manhattan - First Union Commercial Mortgage
Trust,
7.439%, 7-15-09	7,500	8,482,830
CHL Pass-Through Trust 2003-20,
5.5%, 7-25-33	10,645	10,818,077
Diversified Asset Securitization Holdings L.P.,
7.765%, 12-30-34 (B)	5,450	5,771,569
Diversified REIT Owner Trust 1999-1,
6.78%, 3-18-11 (B)	2,250	2,391,053
First Union National Bank Commercial Mortgage,
7.841%, 3-15-10	7,500	8,709,952
Ford Motor Credit Company:
6.5%, 1-25-07	5,500	5,719,159
7.375%, 10-28-09	1,000	1,078,668
GSR Mortgage Loan Trust 2004-2F,
7.0%, 1-25-34	8,049	8,444,429
General Motors Acceptance Corporation:
5.625%, 5-15-09	5,000	5,000,180
8.875%, 6-1-10	6,500	7,333,099
Preferred Term Securities XVI, Ltd. and Preferred Term Securities XVI, Inc.,
5.06%, 3-23-35 (B)	3,750	3,745,313
SocGen Real Estate Company L.L.C.,
7.64%, 12-29- 49 (B)	6,000	6,581,388
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-A:
4.65063%, 2-25-34	6,971	6,948,460
4.9348%, 3-25-34	6,078	6,082,029
5.14639%, 9-25-34	4,865	4,726,250
Structured Asset Securities Corporation:
4.7705%, 10-25-33	3,826	3,787,599
4.8128%, 1-25-34	5,973	5,964,784
Wells Fargo Mortgage Pass-Through Certificates:
Series 2003-9,
5.25%, 8-25-33	5,476	5,511,563
Series 2003-10,
4.5%, 9-25-18	7,500	7,355,651
Westinghouse Electric Corporation,
8.875%, 6-14-14	4,500	5,832,234
		151,878,536

Food and Related - 1.86%
Cadbury Schweppes US Finance LLC,
3.875%, 10-1-08 (B)	3,000	2,989,488
ConAgra, Inc.,
7.125%, 10-1-26	7,750	9,214,347
Dean Foods Co.,
6.75%, 6-15-05	650	656,500
		12,860,335

Forest and Paper Products - 4.18%
Abitibi-Consolidated Company of Canada,
6.95%, 12-15-06	7,500	7,781,250
Bowater Canada Finance Corporation,
7.95%, 11-15-11	4,000	4,310,292
Champion International Corporation:
6.4%, 2-15-26	6,500	6,975,462
6.65%, 12-15-37	2,500	2,836,160
Georgia-Pacific Corporation,
7.375%, 7-15-08	5,000	5,437,500
Westvaco Corporation,
7.5%, 6-15-27	1,400	1,592,794
		28,933,458

Homebuilders, Mobile Homes - 1.00%
D.R. Horton, Inc.,
8.0%, 2-1-09	2,500	2,796,875
Pulte Corporation,
8.125%, 3-1-11	3,500	4,162,022
		6,958,897

Hospital Supply and Management - 1.11%
HCA - The Healthcare Company:
7.125%, 6-1-06	3,000	3,113,988
8.75%, 9-1-10	4,000	4,572,340
		7,686,328

Household - General Products - 1.92%
Procter & Gamble Company (The),
8.0%, 9-1-24	10,000	13,317,870

Motor Vehicle Parts - 0.15%
Meritor Automotive, Inc.,
6.8%, 2-15-09	1,000	1,050,000

Multiple Industry - 2.79%
CHYPS CBO 1997-1 Ltd.,
6.72%, 1-15-10 (B)	5,232	4,080,658
Comcast Cable Communications, Inc.,
8.5%, 5-1-27	5,250	6,967,721
TE Products Pipeline Company, Limited Partnership,
7.51%, 1-15-28	2,000	2,153,638
TOLLROAD INVESTMENT PARTNERSHIP SERIES II,
0.0%, 2-15-09 (B)	2,000	1,673,476
Tyco International Group S.A.,
6.375%, 10-15-11	4,000	4,416,224
		19,291,717

Petroleum - International - 1.04%
Chesapeake Energy Corporation,
9.0%, 8-15-12	2,250	2,570,625
Petrobras International Finance Company,
9.875%, 5-9-08	4,000	4,650,000
		7,220,625

Petroleum - Services - 1.69%
Halliburton Company,
6.75%, 2-1-27	7,250	8,210,748
Key Energy Services, Inc.,
8.375%, 3-1-08	500	523,750
Pemex Project Funding Master Trust,
9.125%, 10-13-10	2,500	2,997,500
		11,731,998

Real Estate Investment Trust - 0.55%
Host Marriott, L.P.,
8.375%, 2-15-06	1,500	1,567,500
Spieker Properties, L.P.,
7.35%, 12-1-17	1,950	2,234,216
		3,801,716

Retail - Specialty Stores - 0.76%
Fred Meyer, Inc.,
7.45%, 3-1-08	4,750	5,237,041

Utilities - Electric - 3.22%
Dominion Resources, Inc.,
5.25%, 8-1-33	5,750	5,760,396
HQI Transelec Chile S.A.,
7.875%, 4-15-11	3,250	3,757,806
Indiantown Cogeneration,
9.77%, 12-15-20	1,500	1,779,735
Oncor Electric Delivery Company,
6.375%, 5-1-12	8,000	8,822,976
Pepco Holdings, Inc.,
4.0%, 5-15-10	2,250	2,209,968
		22,330,881

Utilities - Gas and Pipeline - 0.91%
Tennessee Gas Pipeline Company,
7.0%, 3-15-27	6,000	6,298,944

Utilities - Telephone - 4.96%
BellSouth Capital Funding Corporation,
6.04%, 11-15-26	2,500	2,623,287
British Telecommunications Public Limited Company,
8.375%, 12-15-10	6,000	7,205,154
Deutsche Telekom International Finance B.V.,
8.5%, 6-15-10	9,000	10,722,357
Pacific Bell,
7.25%, 11-1-27	3,250	3,526,559
Sprint Capital Corporation,
6.125%, 11-15-08	4,500	4,825,908
Telefonos de Mexico, S.A. de C.V.,
4.5%, 11-19-08	4,250	4,278,322
Verizon Global Funding Corp.,
7.25%, 12-1-10	1,000	1,145,687
		34,327,274

TOTAL CORPORATE DEBT SECURITIES - 57.77%		$400,187,785

(Cost: $380,786,070)

OTHER GOVERNMENT SECURITY - 4.51%

Brazil
Federative Republic of Brazil (The),
10.0%, 1-16-07	1,500	1,662,750

Canada
Hydro-Quebec,
8.05%, 7-7-24	9,000	12,196,368
Province de Quebec,
7.14%, 2-27-26	9,200	11,466,714
		23,663,082

Supranational
Inter-American Development Bank,
8.4%, 9-1-09	5,000	5,924,540

		$31,250,372

(Cost: $25,127,236)

UNITED STATES GOVERNMENT SECURITIES

Agency Obligations - 4.08%
Federal Home Loan Bank,
5.375%, 5-15-19	8,000	8,273,264
Federal Home Loan Mortgage Corporation,
3.25%, 2-25-08	4,000	3,971,756
Tennessee Valley Authority:
4.875%, 12-15-16	9,500	10,003,443
5.88%, 4-1-36	5,500	6,032,862

Total Agency Obligations		28,281,325

Mortgage-Backed Obligations - 25.43%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.5%, 3-15-14	4,719	4,871,373
4.0%, 5-15-16	5,129	5,135,896
4.0%, 10-15-16	5,137	5,136,866
5.0%, 7-15-19	4,479	4,432,315
6.5%, 11-25-21	785	792,202
5.0%, 5-15-23	5,500	5,390,131
5.5%, 4-15-24 (Interest Only)	11,748	1,323,861
5.5%, 4-15-24 (Interest Only)	5,650	508,840
6.0%, 3-15-29	1,704	1,761,635
5.0%, 7-15-29 (Interest Only)	6,619	974,926
7.5%, 9-15-29	2,221	2,417,901
4.0%, 2-15-30	4,500	4,421,337
6.5%, 6-15-30	139	139,088
4.25%, 3-15-31	8,060	8,034,466
Federal Home Loan Mortgage Corporation Non-Agency REMIC/CMO,
5.5%, 12-15-13 (Interest Only)	1,724	413,702
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.0%, 12-1-08	9,246	9,284,497
6.0%, 11-1-28	1,891	1,959,941
7.0%, 5-1-31	532	563,359
6.5%, 10-1-31	915	960,551
6.5%, 11-1-31	716	752,502
6.0%, 2-1-32	2,363	2,444,663
6.5%, 6-1-32	1,052	1,105,252
Federal National Mortgage Association Agency REMIC/CMO:
4.5%, 8-25-18	5,000	5,034,987
5.0%, 3-25-18	8,500	8,573,031
5.0%, 3-25-18 (Interest Only)	4,436	431,354
5.0%, 6-25-18	6,750	6,874,388
5.5%, 2-25-32	4,000	4,098,223
4.0%, 11-25-32	4,747	4,711,012
4.0%, 3-25-33	3,836	3,806,072
3.5%, 8-25-33	4,425	4,288,848
Fixed Rate Pass-Through Certificates:
4.0%, 1-1-11	10,338	10,284,599
5.5%, 1-1-17	3,049	3,156,382
6.0%, 1-1-17	2,014	2,111,802
5.5%, 7-1-17	812	840,533
5.5%, 12-1-17	1,472	1,522,851
5.0%, 3-1-18	3,208	3,263,567
4.0%, 11-1-18	6,027	5,894,941
5.5%, 10-1-23	4,443	4,525,339
5.0%, 4-1-24	10,747	10,792,114
7.0%, 6-1-24	553	589,636
6.0%, 12-1-28	763	791,960
6.5%, 3-1-33	3,368	3,535,120
Government National Mortgage Association Agency REMIC/CMO:
5.5%, 6-20-28 (Interest Only)	12,037	1,397,642
5.0%, 1-20-32	6,637	6,709,937
Government National Mortgage Association Non-Agency REMIC/CMO,
4.0%, 1-16-30	2,111	2,101,027
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
7.5%, 7-15-23	285	307,762
7.5%, 12-15-23	618	667,752
8.0%, 9-15-25	579	631,356
7.0%, 7-20-27	20	21,019
6.5%, 7-15-28	1,557	1,642,967
6.5%, 5-15-29	765	806,238
7.5%, 7-15-29	147	158,303
7.75%, 10-15-31	1,880	1,994,949
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust:
2001-3 Class G,
6.5%, 4-15-27	2,000	2,056,344
2002-1 Class 2-G,
6.5%, 10-15-25	4,500	4,605,174
2003-2 Class D,
5.0%, 11-15-23	1,250	1,271,334
2003-2 Class E,
5.0%, 12-15-25	3,750	3,790,454

Total Mortgage-Backed Obligations		176,114,321

Treasury Obligations - 7.06%
United States Treasury Bond,
6.125%, 11-15-27	10,000	11,679,300
United States Treasury Notes:
3.5%, 11-15-06	20,000	20,168,760
5.5%, 2-15-08	6,500	6,926,056
5.0%, 2-15-11	9,500	10,105,996

Total Treasury Obligations		48,880,112

TOTAL UNITED STATES GOVERNMENT SECURITIES - 36.57%		$253,275,758

(Cost: $250,790,244)

TOTAL SHORT-TERM SECURITIES - 1.15%		$7,972,986

(Cost: $7,972,986)

TOTAL INVESTMENT SECURITIES - 100.00%		$692,692,092

(Cost: $664,676,536)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the total value of these securities amounted to $27,453,898 or 3.96% of total investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds, Inc.
(Registrant)

By	/s/Kristen A. Richards ---------------------------------------
Kristen A. Richards, Vice President and Secretary

Date March 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann ---------------------------------------
Henry J. Herrmann, President and Principal Executive Officer

Date March 1, 2005

By	/s/Theodore W. Howard ---------------------------------------
Theodore W. Howard, Treasurer and Principal Financial Officer

Date March 1, 2005